Summary of significant components of unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	$ 111,768	$ 102,838
Deferred revenues and other provisions [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	53	1,475
Operating losses carried forward temporary differences [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	96,866	87,445
Capital losses carried forward [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	210	210
SR&ED Pool [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	9,138	9,138
Unused tax credits [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	1,788	1,559
Employee future benefits [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	1,784	1,317
Property plant and equipment related temporary differences [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	524	524
Intangible assets [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	104	95
Share issuance expenses [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	453	781
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	$ 388	$ 294